                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Indemnity Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Martin F. Hollenbeck
Title: Chief Investment Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Martin F. Hollenbeck                Fairfield, Ohio   November 3, 2009
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1
Form 13F Information Table Entry Total:            3
Form 13F Information Table Value Total         7,428
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name
---   ---------   ----
01    028-10798   Cincinnati Financial Corporation


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

                                 COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5
           ISSUER             TITLE OF CLASS    CUSIP    FMV (000)  SHARES/PRINCIPAL  SH/PRN
           ------             --------------  ---------  ---------  ----------------  ------
GENUINE PARTS CO              COMMON          372460105        571            15,000  SH
JOHNSON & JOHNSON             COMMON          478160104      1,522            25,000  SH
PROCTER & GAMBLE CORPORATION  COMMON          742718109      5,335            92,109  SH
                                                             7,428

                                 COLUMN 6     COLUMN 7  COLUMN 8
           ISSUER             INVESTMENT DIS  OTH MGRS    SOLE    SHARED  NONE
           ------             --------------  --------  --------  ------  ----
GENUINE PARTS CO              SHARED-OTHER          01        --  15,000    --
JOHNSON & JOHNSON             SHARED-OTHER          01        --  25,000    --
PROCTER & GAMBLE CORPORATION  SHARED-OTHER          01        --  92,109    --


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